Fair Value of Financial Instruments (Details) - Company`s assets and liabilities measured at fair value on a recurring basis (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	May 27, 2011
Financial Assets:
Cash and cash equivalents	$ 14,483,041	$ 6,328,753	$ 15,117,172
Total assets	14,483,041	6,328,753	15,117,172
Financial Liabilities:
Derivative liabilities		102,695	655,219	11,495,163
Total liabilities	2,236,080	2,208,184	5,967,330
Warrant Derivatives [Member] | Fair Value, Inputs, Level 1 [Member]
Financial Liabilities:
Derivative liabilities
Warrant Derivatives [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Liabilities:
Derivative liabilities
Warrant Derivatives [Member] | Fair Value, Inputs, Level 3 [Member]
Financial Liabilities:
Derivative liabilities	510,363	102,695
Warrant Derivatives [Member]
Financial Liabilities:
Derivative liabilities	510,363	102,695
Conversion Elements Of Series B Convertible Preference Share [Member] | Fair Value, Inputs, Level 1 [Member]
Financial Liabilities:
Derivative liabilities
Conversion Elements Of Series B Convertible Preference Share [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Liabilities:
Derivative liabilities
Conversion Elements Of Series B Convertible Preference Share [Member] | Fair Value, Inputs, Level 3 [Member]
Financial Liabilities:
Derivative liabilities	1,300,923	1,210,909
Conversion Elements Of Series B Convertible Preference Share [Member]
Financial Liabilities:
Derivative liabilities	1,300,923	1,210,909
Series A Convertible Preference Share Derivatives [Member] | Fair Value, Inputs, Level 1 [Member]
Financial Liabilities:
Derivative liabilities
Series A Convertible Preference Share Derivatives [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Liabilities:
Derivative liabilities
Series A Convertible Preference Share Derivatives [Member] | Fair Value, Inputs, Level 3 [Member]
Financial Liabilities:
Derivative liabilities	424,794	619,652
Series A Convertible Preference Share Derivatives [Member]
Financial Liabilities:
Derivative liabilities	424,794	619,652
Conversion Element OF Promissory Notes [Member] | Fair Value, Inputs, Level 1 [Member]
Financial Liabilities:
Derivative liabilities
Conversion Element OF Promissory Notes [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Liabilities:
Derivative liabilities
Conversion Element OF Promissory Notes [Member] | Fair Value, Inputs, Level 3 [Member]
Financial Liabilities:
Derivative liabilities		274,928
Conversion Element OF Promissory Notes [Member]
Financial Liabilities:
Derivative liabilities		274,928
Fair Value, Inputs, Level 1 [Member]
Financial Assets:
Cash and cash equivalents	14,483,041	6,328,753	15,117,172
Total assets	14,483,041	6,328,753	15,117,172
Financial Liabilities:
Derivative liabilities
Total liabilities
Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Cash and cash equivalents
Total assets
Financial Liabilities:
Derivative liabilities
Total liabilities
Fair Value, Inputs, Level 3 [Member]
Financial Assets:
Cash and cash equivalents
Total assets
Financial Liabilities:
Derivative liabilities		102,695	655,219
Total liabilities	$ 2,236,080	$ 2,208,184	$ 5,967,330